Description of Business (Tables)	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Summary of percentage of revenues
The following table summarizes the percentage of revenues and accounts receivable generated via our platform providers in excess of 10% of our total revenues and total accounts receivable:

Revenue Concentration
	Three months ended March 31,
	2023	2022
Apple	55.1%	54.0%
Facebook	18.4%	24.1%
Google	18.7%	18.8%